Consolidated Statements of Cash Flows - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Operating activities
Net income	$ 984	$ 710
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	899	911
Income from equity investments, net of dividends	(76)	(83)
Allowance for equity funds used during construction	(45)	(21)
Deferred income taxes, net	381	125
Net change in pension and post-retirement obligations	(23)	(17)
Regulated fuel adjustment mechanism	(94)	(46)
Net changes in fair value of derivative instruments	(36)	(39)
Net change in regulatory assets and liabilities	(87)	44
Net change in capitalized transportation capacity	52	(55)
Impairment charges	25	34
Gain on sale, net of transaction costs	(603)	0
Other operating activities, net	43	35
Changes in non-cash working capital (note 30)	217	(73)
Net cash provided by operating activities	1,637	1,525
Investing activities
Additions to property, plant and equipment	(2,623)	(2,495)
Proceeds from dispositions (note 4)	1,401	875
Other investing activities	(2)	3
Net cash used in investing activities	(1,224)	(1,617)
Financing activities
Change in short-term debt, net	385	413
Proceeds from short-term debt with maturities greater than 90 days	399	0
Repayment of short-term debt with maturities greater than 90 days	(688)	0
Proceeds from long-term debt, net of issuance costs	428	1,066
Retirement of long-term debt	(513)	(1,103)
Net repayments under committed credit facilities	(203)	(118)
Issuance of common stock, net of issuance costs	285	203
Dividends on common stock	(409)	(378)
Dividends on preferred stock	(45)	(45)
Other financing activities	(11)	(24)
Net cash (used in) provided by financing activities	(372)	14
Effect of exchange rate changes on cash, cash equivalents, and restricted cash	(61)	(20)
Net increase (decrease) in cash, cash equivalents, restricted cash and assets held for sale	(20)	(98)
Cash, cash equivalents, restricted cash, and assets held for sale, beginning of year	274	372
Cash, cash equivalents, restricted cash and assets held for sale, end of the year	$ 254	$ 274